Note 5 - Loans	9 Months Ended
Sep. 30, 2021
Notes to Financial Statements
Long-term Debt [Text Block]
5.	Loans

On March 28, 2019, the Company borrowed a three-year term loan with a principal amount of $1,493 (RMB10,000) from China Construction Bank, which bears a floating interest rate benchmarking the RMB loan interest rate of financial institution in the PRC. The loan interest rate is 5.25% as of September 30, 2021. The loan is guaranteed by the shareholder of the Company, Shenzhen Sangel Capital Management Limited Company (“Shenzhen Sangel”) and Mr. Mulong Liu, a shareholder of Shenzhen Sangel. The maturity date of the loan is March 28, 2022.

On May 3, 2020, the Company obtained a two-year term loan with a principal amount of $635 from Citibank, North America (“Citibank”) under a Paycheck Protection Program initiated by U.S. Small Business Administration (“SBA”). The loan bears an annual interest rate of 1% and the maturity date is May 3, 2022. In July 2021, the loan under the Paycheck Protection Program was fully forgiven, and the Company recognized $635 of gain in other income.

The aggregate contractual maturities of all borrowings due subsequent to September 30, 2021 are as follows:

Maturity dates	Amount
$
(Unaudited)

Year ending December 31, 2021	-
Year ending December 31, 2022	1,552

Total	1,552